Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Schedule of compensation expenses recognized for share based awards granted

	For the Year Ended December 31,
	2021	2022	2023
Cost of sales	34,009	66,914	83,972
Research and development expenses	406,940	1,323,370	1,517,206
Selling, general and administrative expenses	569,191	905,612	767,863
Total	1,010,140	2,295,896	2,369,041

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	79,318,499	3.59	6.39	3,581,119
Granted	2,468,150	13.89	—	—
Exercised	(9,119,048)	2.31	—	—
Cancelled	(2,143,711)	12.59	—	—
Expired	(25,940)	19.03	—	—
Outstanding as of December 31, 2021	70,497,950	4.76	5.44	1,944,597
Granted	1,685,000	3.03	—	—
Exercised	(4,533,690)	2.58	—	—
Cancelled	(1,197,777)	10.76	—	—
Expired	(467,608)	12.03	—	—
Outstanding as of December 31, 2022	65,983,875	3.57	4.51	465,353
Granted	1,487,000	2.39	—	—
Exercised	(4,242,054)	2.63	—	—
Cancelled	(482,775)	10.25	—	—
Expired	(126,634)	37.34	—	—
Outstanding as of December 31, 2023	62,619,412	3.48	3.56	423,637
Vested and expected to vest as of December 31,2023	62,553,567	3.48	3.56	403,072
Exercisable as of December 31, 2023	58,961,360	3.35	3.43	399,989

Schedule of share options to employees

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2021	31,931,249	0.00001	9.84	35,888
Vested	(1,387,401)	0.00001	—	—
Outstanding as of December 31, 2022	30,543,848	0.00001	8.84	34,337
Granted	7,525,378	0.00001	—	—
Exercised	(3,663,406)	—	—	—
Cancelled	(5,401,320)	—	—	—
Outstanding as of December 31, 2023	29,004,500	0.00001	7.87	43,526

NIO Incentive Plans
Share-based Compensation
Schedule of weighted average assumptions used

	For the Year Ended December 31,
	2021				2022				2023
Exercise price (US$)	2.39	-	42.20		2.39	-	19.91		2.39	-	2.39
Fair value of the ordinary shares on the date of option grant (US$)	39.54	-	42.20		10.34	-	19.61		6.66	-	6.66
Risk-free interest rate	1.08%	-	1.47%		2.50%	-	2.56%		3.70%	-	3.70%
Exercise multiple			2.5	x			2.5	x			2.5	x
Expected dividend yield			0%				0%				0%
Expected volatility			55%				56%				57%
Expected forfeiture rate (post-vesting)			2%				1.5%				1.8%

A Plan
Share-based Compensation
Schedule of weighted average assumptions used

For the Year Ended
December 31,
2021, 2022 and 2023
Fair value of the ordinary shares on the date of option grant (US$)	1.00-1.01
Risk-free interest rate	1.58%
Expected term (in years)	10
Expected dividend yield	0%
Expected volatility	52%
Expected forfeiture rate (post-vesting)	2%

US employees under 2016 Plan | NIO Incentive Plans
Share-based Compensation
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2021	1,138,196	41.93
Granted	2,353,714	16.00
Vested	(291,069)	36.44
Forfeited	(232,483)	29.70
Unvested at December 31, 2022	2,968,358	23.87
Granted	1,190,820	10.02
Vested	(574,621)	23.97
Forfeited	(1,299,475)	20.66
Unvested at December 31, 2023	2,285,082	16.45

Non-US employees under 2017 and 2018 plan | NIO Incentive Plans
Share-based Compensation
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2021	22,899,941	33.02
Granted	31,944,551	15.12
Vested	(4,687,528)	34.49
Forfeited	(3,172,211)	28.42
Unvested at December 31, 2022	46,984,753	22.88
Granted	23,749,757	8.67
Vested	(9,789,008)	23.32
Forfeited	(7,166,686)	18.79
Unvested at December 31, 2023	53,778,816	16.15